Trade and other Payables - Summary of Trade and Other Current Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Payables [Line Items]
Trade and other payables, current	$ 1,530,434,532	$ 1,464,491,965
Trade and other payables, non-current	966,072,117	595,534,857
Electricity Distribution Segment [Member]
Trade And Other Payables [Line Items]
Trade and other payables, non-current	965,522,118	595,066,548
Energy suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	595,215,006	296,463,374
Trade and other payables, non-current	965,522,118	595,066,548
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	189,221,414	255,565,802
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	483,630,510	360,701,265
Trade and other payables, non-current		290,572
Payable For Assets Acquisition [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	177,602,375	411,906,974
Trade and other payables, non-current	187,990	165,073
Subtotal Trade Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	1,445,669,305	1,324,637,415
Trade and other payables, non-current	965,710,108	595,522,193
Dividends payable to third parties [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	35,680,069	80,661,541
Payables to employees [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	42,498,778	46,238,848
Other payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	6,586,380	12,954,161
Trade and other payables, non-current	362,009	12,664
Subtotal Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	84,765,227	139,854,550
Trade and other payables, non-current	362,009	12,664
Energy Purchases [Member]
Trade And Other Payables [Line Items]
Trade and other payables, non-current	$ 965,522,118	$ 595,066,548